CONSOLIDATED STATEMENTS OF CASH FLOWS (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	80,788	30,612	45,939
Net (income) / loss from discontinued operations	(3,733)	32,846	(1,806)
Net income from continuing operations	77,055	63,458	44,133
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	73,253	67,910	63,932
Currency exchange and transaction loss / (gain)	5,473	(3,952)	4,403
Debt issuance cost amortization	784	952	839
Amortization of deferred connection fees	(1,921)	(2,287)	(2,838)
Equity in net income of associates	(2,472)	(869)	(1,430)
Allowance for doubtful accounts	3,106	2,606	3,189
Inventory obsolescence expense	660	759	827
Deferred tax expense	9,671	3,290	496
Other non-cash items	(192)	461	137
Changes in operating assets and liabilities:
Increase in trade receivables	(3,474)	(8,489)	(6,145)
Increase in inventory and spare parts	(592)	(61)	(349)
Increase in prepaid expenses and other current assets	(2,966)	(727)	(507)
(Increase) / decrease in VAT receivable	(1,190)	673	(1,118)
Increase in trade payables, accrued liabilities and other current liabilities	8,136	9,365	132
(Decrease) / increase in liability for Bitel	(7,238)	241	68
Dividends received	1,831	1,526	1,250
Net cash provided by operating activities - continuing operations	159,924	134,856	107,019
Net cash (used in) / provided by operating activities - discontinued operations	(547)	(2,733)	6,543
NET CASH PROVIDED BY OPERATING ACTIVITES	159,377	132,123	113,562
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired		(1,937)	(6,569)
Purchases of property, plant and equipment	(67,146)	(79,836)	(64,015)
Purchases of intangible assets	(14,429)	(7,947)	(8,787)
Proceeds from sale of property, plant and equipment and assets held for sale	418	395	663
Purchases of short-term investments	(37,623)	(33,474)	(14,844)
Proceeds from sale of short-term investments	27,785	31,548	22,278
Purchase of other investments	(703)	(2,100)	(1,614)
Proceeds from sales of other investments		2,029	140
Investments in and advances to / from associates, net	(5,088)		90
Net cash used in investing activities - continuing operations	(96,786)	(91,322)	(72,658)
Net cash provided by / (used in) investing activities - discontinued operations	115	(2,045)	(4,552)
NET CASH USED IN INVESTING ACTIVITIES	(96,671)	(93,367)	(77,210)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payments for the acquisitions of subsidiaries from entities under common control and noncontrolling interests		(261)	(26,517)
Contingent consideration paid on acquisition of subsidiaries		(20)	(390)
Proceeds from issuance of notes	25,651		6,380
Repayment of notes	(6,195)	(25,561)	(1,381)
Notes and debt issuance cost	(193)		(2,171)
Reimbursement of debt issuance cost	959
Capital lease obligation principal paid	(202)	(213)	(275)
Dividends paid	(39,706)	(29,626)	(34,783)
Proceeds on sale of Business-Nedvizhimost to Sistema, net of cash disposed	3,068
Cash deconsolidated on the loss of control over Stream		(227)
Proceeds from loans	353	17,955	61,795
Loan principal paid	(38,996)	(37,394)	(8,659)
Other financing activities	116	1	371
Net cash used in financing activities - continuing operations	(55,145)	(75,346)	(5,630)
NET CASH USED IN FINANCING ACTIVITIES	(55,145)	(75,346)	(5,630)
Effect of exchange rate changes on cash and cash equivalents	1,037	(985)	594
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	8,598	(37,575)	31,316
CASH AND CASH EQUIVALENTS, beginning of the year	22,014	59,589	28,273
CASH AND CASH EQUIVALENTS, end of the year	30,612	22,014	59,589
Less: cash and cash equivalents from discontinued operations, end of the year		(411)	(4,880)
CASH AND CASH EQUIVALENTS from continuing operations, end of the year	30,612	21,603	54,709
SUPPLEMENTAL INFORMATION:
Income taxes paid	11,590	17,050	15,045
Interest paid	15,979	19,104	18,606
Non-cash investing and financing activities:
Contributed property, plant and equipment	19	32	197
Amounts owed for capital expenditures	3,908	3,502	7,375
Payables related to business acquisitions	11	277	221